INVESTMENTS (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended		12 Months Ended	0 Months Ended		12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Jan. 31, 2014 Huanlelingdang [Member] Private companies [Member] USD ($)	Jan. 31, 2014 Huanlelingdang [Member] Private companies [Member] CNY	Dec. 31, 2014 Huanlelingdang [Member] Private companies [Member] CNY	Apr. 23, 2014 Hewei [Member] Private companies [Member] USD ($)	Apr. 23, 2014 Hewei [Member] Private companies [Member] CNY	Dec. 31, 2014 Hewei [Member] Private companies [Member] CNY	Dec. 31, 2014 Danhua [Member] Limited partnerships [Member] USD ($)	Jun. 12, 2014 Danhua [Member] Limited partnerships [Member] USD ($)
Cost method investments [Line items]
Percentage of cost method investments					20.00%	20.00%		19.00%	19.00%
Amount of original cost of investments					$ 806	5,000		$ 18	114			$ 1,000
Impairement on investments	0	0	0	0			0			0
Amount of Investment											250
Amount of unfunded investment commitment											$ 750